Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities
Summary of Fair Values of Assets Acquired and Liabilities Assumed

Fair Values of Assets Acquired and Liabilities Assumed

	in $ THOUS	in € THOUS

Cash and cash equivalents	47,203	41,574
Trade accounts and other receivables from unrelated parties	34,062	30,000
Inventories	63,735	56,134
Other current assets	15,819	13,933
Property, plant and equipment	104,533	92,067
Right-of-use assets	21,603	19,027
Intangible assets and other assets	761,734	670,895
Goodwill	1,201,613	1,058,317
Accounts payable to unrelated parties, current provisions and other current liabilities	(72,429)	(63,792)
Deferred taxes	(100,485)	(88,502)
Lease liabilities from unrelated parties	(22,065)	(19,434)
Other liabilities	(27,822)	(24,504)
Noncontrolling interests	(4,063)	(3,578)

Total acquisition cost	2,023,438	1,782,137
Less:
Cash acquired	(47,203)	(41,574)
Net Cash paid	1,976,235	1,740,563

Summary of pro forma financial information

Pro forma financial Information

in € THOUS, except per share data

2019
Pro forma revenue	17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	1,186,516
Basic earnings per share	3.92
Diluted earnings per share	3.92